CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes payable related parties, net of debt discount (in dollars)		$ 0	$ 123,430
Notes payable, net of debt discount (in dollars)		0	122,364
Notes payable shareholders, net of debt discount (in dollars)		$ 0	$ 25,539
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	87,860,880	87,860,880	8,350,000
Common stock, shares outstanding	87,860,880	87,860,880	8,350,000